Annual Total Returns - FidelityConservativeIncomeMunicipalBondFund-RetailPro - FidelityConservativeIncomeMunicipalBondFund-RetailPro - Fidelity Conservative Income Municipal Bond Fund - Fidelity Conservative Income Municipal Bond Fund
Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	0.42%
Annual Return 2016	0.31%
Annual Return 2017	1.11%
Annual Return 2018	1.56%
Annual Return 2019	2.00%
Annual Return 2020	0.88%
Annual Return 2021	0.05%
Annual Return 2022	0.27%
Annual Return 2023	3.66%
Annual Return 2024	3.30%